BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Short term bank loan	$ 8,547,509	$ 7,203,762
Debt weiighted average interest rate	4.15%	4.76%	5.38%
Interest expense	$ 400,000	$ 400,000	$ 400,000
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	3.45%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.80%
Short-Term Debt [Member]
Debt Instrument [Line Items]
Short term bank loan	$ 8,600,000
Date instrument maturity date description	mature on various dates from July 6, 2024 to October 23, 2024